CURRENT AND DEFERRED INCOME TAXES - Income tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT AND DEFERRED INCOME TAXES
Current income tax expense	$ 40,183,261	$ 35,902,002	$ 33,322,550
Current tax adjustment previous period	137,455	534,392	(117,316)
Withholding tax expense foreign subsidiaries	6,730,031	7,645,218	7,027,661
Other current tax expense (income)	(5,733)	92,008	1,212,398
Current income tax expense	47,045,014	44,173,620	41,445,293
Income (expense) for the creation and reversal of current tax difference	4,752,620	4,633,473	197,269
Expense (income) for deferred taxes	4,752,620	4,633,473	197,269
Total income tax expense	$ 51,797,634	$ 48,807,093	$ 41,642,562